Performance Management	Aug. 19, 2026
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.ivoletf.com.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Years Fund Performance Ended 12/31/2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

As of June 30, 2026, the Fund’s calendar year-to-date total return was -7.86%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	6.02%	3/31/2025
Lowest Return	-11.51%	9/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(7.86%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	6.02%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(11.51%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance [Table]
Quadratic Interest Rate Volatility and Inflation Hedge ETF	1 year	5 years	Since Inception (5-14-2019)
Return Before Taxes	11.73%	-3.87%	-0.44%
Return After Taxes on Distributions	11.73%	-4.14%	-0.91%
Return After Taxes on Distributions and Sale of Fund Shares	6.94%	-2.98%	-0.48%
Bloomberg US Treasury Inflation-Linked Bond Index (Reflects no deduction for fees, expenses or taxes)	7.01%	1.12%	3.12%

Performance Availability Website Address [Text]	www.ivoletf.com
Quadratic Deflation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.bnddetf.com.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Years Fund Performance Ended 12/31/2025
Bar Chart [Table]

Bar Chart Closing [Text Block]

As of June 30, 2026, the Fund’s calendar year-to-date total return was 5.90%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	6.46%	12/31/2023
Lowest Return	-11.56%	6/30/2022

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(11.56%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance [Table]
Quadratic Deflation ETF	1 year	Since Inception (9-20-2021)
Return Before Taxes	-8.12%	-5.73%
Return After Taxes on Distributions	-8.12%	-9.32%
Return After Taxes on Distributions and Sale of Fund Shares	-4.80%	-5.47%
Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)	5.59%	-7.64%

Performance Availability Website Address [Text]	www.bnddetf.com